Other Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Disclosure Of Information About Total Provisions [Text Block]
Provisions recorded in the consolidated statement of financial position are detailed as follows:

	As of December 31, 2020		As of December 31, 2019
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Litigation	179,521	358,867	193,764	367,614
Others	2,804,997	129,598	2,847,166	164,347
Total	2,984,518	488,465	3,040,930	531,961

Reconciliation Of Changes In Other Provisions [Text Block]
The changes in provisions are detailed as follows:

	Litigation (1)	Others	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2019	893,631	6,937,197	7,830,828
As of December 31, 2019
Incorporated	493,097	3,172,465	3,665,562
Used	(461,968)	(321,543)	(783,511)
Released	(129,623)	(6,741,503)	(6,871,126)
Conversion effect	(233,759)	(35,103)	(268,862)
Changes	(332,253)	(3,925,684)	(4,257,937)
As of December 31, 2019	561,378	3,011,513	3,572,891
As of December 31, 2020
Incorporated	394,408	3,917	398,325
Used	(198,291)	(42,170)	(240,461)
Released	(53,597)	(3,954)	(57,551)
Conversion effect	(165,510)	(34,711)	(200,221)
Changes	(22,990)	(76,918)	(99,908)
As of December 31, 2020	538,388	2,934,595	3,472,983
(1)

See
Note 35 - Contingencies and commitments
.

Maturity Provisions [Text Block]
The maturities of provisions at
December 31, 2020
, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	179,521	2,804,997	2,984,518
Between two and five years	219,629	129,598	349,227
Over five years	139,238	-	139,238
Total	538,388	2,934,595	3,472,983

The maturities of provisions at
December 31, 2019
, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	193,764	2,847,166	3,040,930
Between two and five years	238,429	164,347	402,776
Over five years	129,185	-	129,185
Total	561,378	3,011,513	3,572,891